Properties and Equipment	12 Months Ended
Dec. 31, 2012
Notes
Properties and Equipment

NOTE 5:  PROPERTIES AND EQUIPMENT

The following table presents costs of property and equipment at December 31, 2012 and 2011:

	2012	2011
Oil and gas properties	$10,224,418	$1,178,470
Office equipment	9,232	9,232
Seismic analysis software	15,551	15,551
Total costs	10,249,201	1,203,253
Accumulated depletion	(235,087)	(216,743)
Accumulated depreciation	(24,783)	(24,783)
Net Property and Equipment	$9,989,331	$961,727

Depreciation expense was $nil for 2012 and $370 for 2011 and 2010. The office equipment and the software are being depreciated on a straight-line basis over three years.